Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2020
Changes in Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
	(in millions of yen)
Balance at beginning of fiscal year	95,176	95,184	95,151
Impairment losses recognized	—	—	(2,155)
Foreign exchange translation	8	(33)	1
Balance at end of fiscal year	95,184	95,151	92,997

Gross amount of goodwill (Note)	170,926	169,489	169,313
Accumulated impairment losses	75,742	74,338	76,316

Note:	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 31 “Business segment information.”

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets, at March 31, 2019 and 2020:

	2019			2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	126,882	61,630	65,252	126,979	70,904	56,075
Other	1,698	1,412	286	1,693	1,460	233

Total	128,580	63,042	65,538	128,672	72,364	56,308

Intangible assets not subject to amortization:
Total	8,702	—	8,702	8,381	—	8,381

Total	137,282	63,042	74,240	137,053	72,364	64,689

Estimated Aggregate Amortization Expense in Respect of Intangible Assets
The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2021	8,237
2022	7,702
2023	7,184
2024	6,666
2025	6,154